Instituitional Class, Investor Class Prospectus | Turner Market Neutral Fund
Turner Market Neutral Fund
Investment Objective
The Turner Market Neutral Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Instituitional Class, Investor Class Prospectus Turner Market Neutral Fund		Institutional Class	Investor Class
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Other Expenses		1.48%	1.48%
Shareholder Servicing Fee		none	0.25%
Total Annual Fund Operating Expenses		2.98%	3.23%
Fee Waivers and Expense Reimbursements	[1]	(1.03%)	(1.03%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%	2.20%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2015. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2015. Turner may discontinue this arrangement at any time after January 31, 2015.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Instituitional Class, Investor Class Prospectus Turner Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	198	825	1,477	3,226
Investor Class	223	899	1,599	3,460

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 973% of the average value of its portfolio.

Principal Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 25 and 50 securities long, and between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.[1]

[1] The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on February 7, 2011.
Best Quarter	Worst Quarter
8.50 (09/30/13)%	(4.26 (03/31/13))%

Average Annual Total Returns (for the periods ended December 31, 2013)

This table compares the Fund's average annual total returns for the periods ended December 31, 2013 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Equity Market-Neutral Funds Average. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns Instituitional Class, Investor Class Prospectus Turner Market Neutral Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		3.75%	1.53%	Feb. 07, 2011
Investor Class		3.36%	1.26%	Feb. 07, 2011
After Taxes on Distributions Institutional Class		3.75%	1.28%
After Taxes on Distributions and Sale of Fund Shares Institutional Class		2.12%	1.09%
S&P 500 Index	[1]	32.39%	14.84%	Feb. 07, 2011
Barclays Capital U.S. Aggregate Bond Index	[2]	(2.02%)	3.68%	Feb. 07, 2011
Lipper Equity Market Neutral Funds Average	[3]	3.24%	1.90%	Feb. 07, 2011
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	The Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.